DERIVATIVE FINANCIAL INSTRUMENTS AND PURCHASE COMMITMENTS - Additional Informatoin (Details) - USD ($)	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 04, 2021	Mar. 29, 2020	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019	Dec. 30, 2018	Sep. 06, 2019
Derivative [Line Items]
Purchase commitments	$ 81,200,000		$ 33,200,000
Purchase commitment losses	$ 0.0	$ (300,000)	$ 900,000	$ (700,000)	$ 900,000	$ (1,100,000)
Interest rate swaps | Cash Flow Hedging | Designated as Hedging Instrument
Derivative [Line Items]
Fixed interest rate	3.47%		4.40%				1.339%
Variable interest rate							0.00%
Notional amount							$ 250,000,000